Equity, Stock Options, and Warrants (Details Textual) - USD ($)										1 Months Ended	3 Months Ended		12 Months Ended
	Dec. 30, 2015	Nov. 02, 2015	May. 07, 2015	May. 07, 2015	Apr. 23, 2015	Dec. 15, 2014	Dec. 01, 2014	Nov. 26, 2014	Sep. 22, 2014	Feb. 02, 2016	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Sep. 03, 2015	Jul. 15, 2015	Jul. 01, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Remaining weighted-average vesting period											1 year		1 year 1 month
Description of granted options vesting right											Vesting periods of 1.0 years for outstanding grants was $1.8 million.		Vesting periods of 1.1 years for outstanding grants was $3.0 million
Weighted average remaining life of warrants													4 years 7 months 2 days
Stock-based compensation											$ 376,000	$ 377,000	$ 1,485,000	$ 3,460,000
Warrants issued							8,462			50,000
Warrant issued value											$ (835,000)		$ 205,000
Exercise price per share											$ 12.5		$ 12.04
Warrants valued using the Black-Scholes option pricing model							$ 246,000
Warrants outstanding													$ 775,543
Common stock, shares authorized											200,000,000		200,000,000	200,000,000	200,000,000
Options granted contract term											5 years 9 months 7 days		6 years 26 days	6 years 6 months 4 days
Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Description of granted options vesting right											The options granted have a contract term ranging between three and ten years. Options granted typically vest over a four year period, with 25% vesting after one year and the remainder ratably over the remaining three years.		Options granted typically vest over a four year period, with 25% vesting after one year and the remainder ratably over the remaining three years.
Options vesting period											4 years		4 years
Options vesting percentage											25.00%		25.00%
2014 Services Warrants - April [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price per share											$ 11.50			$ 11.50
2014 Services Warrants - September [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price per share											$ 39			$ 39
2013 Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum number of common shares authorized to purchase																	420,000
Options granted contract term													6 years 26 days
2015 Equity Incentive Award Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock, shares authorized													300,000			300,000
Term of stock option and stock appreciation right											The maximum term of each stock option and stock appreciation right (SAR) is 10 years.		The maximum term of each stock option and stock appreciation right (SAR) is 10 years.
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted contract term											10 years		10 years
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted contract term											3 years		3 years
Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants issued	50,000	74,000	5,514	83,518	136,267	19,232	19,232	6,500	26,500	50,000	500,000		312,500
Warrant issued value								$ 43,000	$ 296,000
Exercise price per share	$ 12.50	$ 15.00	$ 12.50	$ 12.50	$ 12.50	$ 25.00	$ 39.00	$ 25.00	$ 25.00	$ 12.50	$ 5.00		$ 5.00
Warrants valued using the Black-Scholes option pricing model	$ 182,000	$ 246,000	$ 56,000	$ 2,139,000	$ 2,139,000					$ 148,000	$ 1,497,000		$ 1,115,000
Warrants outstanding											$ 100
Reduction in warrants exercise price											$ 5.00
Convertible notes warrants [Member] | 2014 Services Warrants - September [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation									$ 6,000
Warrant issued value									$ 131,000
Exercise price per share									$ 25.00